Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	$ 4,344,460,177		$ 3,539,501,670	$ 3,446,479,254
Debt securities at fair value through profit or loss	991,076,505		1,108,947,379
Derivative financial instruments	7,946,097		25,367,561
Repo transactions	181,151,259
Other financial assets	716,507,880		721,075,644
Loans and other financing	10,708,315,023		7,632,012,907
Other debt securities	4,415,827,943		4,112,041,758
Financial assets delivered as guarantee	347,199,993		325,051,250
Equity instruments at fair value through profit or loss	30,235,591		11,472,381
Deposits	13,690,637,774		11,079,965,200
Liabilities at fair value through profit or loss	14,716,259		9,449,740
Derivative financial instruments	498,729		1,738,552
Repo transactions			24,937,296
Other financial liabilities	1,788,639,060		1,357,419,552
Financing received from the BCRA and other financial institutions	153,243,154		57,187,788
Issued corporate bonds	757,584,577		19,455,743
Subordinated corporate bonds	588,032,164		549,446,878
Total liabilities	17,377,761,500		13,227,981,099
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	4,344,460,177		3,539,501,670
Other financial assets	77,154,470		125,535,877
Loans and other financing	27,248,728	[1]	1,895,095
Financial assets delivered as guarantee	347,199,993		294,759,936
Equity instruments at fair value through profit or loss	30,235,591		11,472,381
Total assets	4,826,298,959		3,973,164,959
Deposits	6,488,800,466		7,234,626,369
Total liabilities	6,488,800,466		7,234,626,369
Up to 1 month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	35,648,986		24,332,938
Derivative financial instruments	2,788,204		23,139,346
Repo transactions	181,151,259
Other financial assets	583,133,855		523,402,054
Loans and other financing	3,859,982,174	[1]	2,967,504,058
Other debt securities	555,941,860		94,282,980
Financial assets delivered as guarantee			30,291,314
Total assets	5,218,646,338		3,662,952,690
Deposits	5,637,732,570		3,171,889,636
Liabilities at fair value through profit or loss	14,716,259		9,449,740
Derivative financial instruments	40,722		379,009
Repo transactions			24,937,296
Other financial liabilities	1,736,672,988		1,327,288,142
Financing received from the BCRA and other financial institutions	41,726,706		24,383,769
Total liabilities	7,430,889,245		4,558,327,592
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	186,232,012		192,211,898
Derivative financial instruments	798,596		1,075,989
Other financial assets	3,967,984		129,960
Loans and other financing	1,176,887,132	[1]	785,165,123
Other debt securities	1,483,084		555,271,479
Total assets	1,369,368,808		1,533,854,449
Deposits	1,135,917,523		473,566,707
Derivative financial instruments	15,642		593,459
Other financial liabilities	3,836,594		3,077,845
Financing received from the BCRA and other financial institutions	57,547,539		21,732,687
Issued corporate bonds			65,568
Total liabilities	1,197,317,298		499,036,266
Over 3 months and up to 6 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	223,389,593		584,383,542
Derivative financial instruments	4,359,297		1,152,226
Other financial assets	8,110,210		11,084,335
Loans and other financing	1,421,293,374	[1]	889,623,547
Other debt securities	282,280,880		91,255,030
Total assets	1,939,433,354		1,577,498,680
Deposits	252,881,841		117,452,765
Derivative financial instruments	442,365		548,638
Other financial liabilities	3,122,841		2,468,370
Financing received from the BCRA and other financial institutions	52,932,395		10,475,735
Issued corporate bonds	1,360,618
Subordinated corporate bonds	6,106,782		8,357,641
Total liabilities	316,846,842		139,303,149
Over 6 months and up to 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	397,808,167		66,167,945
Loans and other financing	1,282,801,374	[1]	883,355,501
Other debt securities	295,490,566		85,856,124
Total assets	1,976,100,107		1,035,379,570
Deposits	170,020,191		82,245,905
Derivative financial instruments			217,446
Other financial liabilities	6,766,049		3,718,181
Financing received from the BCRA and other financial institutions	790,038		125,020
Issued corporate bonds			19,390,175
Subordinated corporate bonds	581,925,382
Total liabilities	759,501,660		105,696,727
Total up to 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	843,078,758		867,096,323
Derivative financial instruments	7,946,097		25,367,561
Repo transactions	181,151,259
Other financial assets	595,212,049		534,616,349
Loans and other financing	7,740,964,054	[1]	5,525,648,229
Other debt securities	1,135,196,390		826,665,613
Financial assets delivered as guarantee			30,291,314
Total assets	10,503,548,607		7,809,685,389
Deposits	7,196,552,125		3,845,155,013
Liabilities at fair value through profit or loss	14,716,259		9,449,740
Derivative financial instruments	498,729		1,738,552
Repo transactions			24,937,296
Other financial liabilities	1,750,398,472		1,336,552,538
Financing received from the BCRA and other financial institutions	152,996,678		56,717,211
Issued corporate bonds	1,360,618		19,455,743
Subordinated corporate bonds	588,032,164		8,357,641
Total liabilities	9,704,555,045		5,302,363,734
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	61,363,498		103,686,963
Loans and other financing	1,112,023,836	[1]	846,751,060
Other debt securities	3,275,405,313		38,744,088
Total assets	4,448,792,647		989,182,111
Deposits	5,024,980		168,371
Other financial liabilities	12,815,285		6,052,011
Financing received from the BCRA and other financial institutions	246,476		241,189
Subordinated corporate bonds			541,089,237
Total liabilities	18,086,741		547,550,808
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	86,634,249		138,164,093
Other financial assets	44,141,361		60,923,418
Loans and other financing	1,828,078,405	[1]	1,257,718,523
Other debt securities	5,226,240		3,246,632,057
Total assets	1,964,080,255		4,703,438,091
Deposits	260,203		15,447
Other financial liabilities	25,425,303		14,815,003
Financing received from the BCRA and other financial institutions			229,388
Issued corporate bonds	756,223,959
Total liabilities	781,909,465		15,059,838
Total over 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss	147,997,747		241,851,056
Other financial assets	44,141,361		60,923,418
Loans and other financing	2,940,102,241	[1]	2,104,469,583
Other debt securities	3,280,631,553		3,285,376,145
Total assets	6,412,872,902		5,692,620,202
Deposits	5,285,183		183,818
Other financial liabilities	38,240,588		20,867,014
Financing received from the BCRA and other financial institutions	246,476		470,577
Issued corporate bonds	756,223,959
Subordinated corporate bonds			541,089,237
Total liabilities	$ 799,996,206		$ 562,610,646

[1]	The amounts included in “without due date” are related to the non-performing portfolio.